                                                  OPPENHEIMER MONEY MARKET FUND, INC.

                                                       OPPENHEIMER CASH RESERVES

                                                     CENTENNIAL AMERICA FUND, L.P.

                                                CENTENNIAL CALIFORNIA TAX-EXEMPT TRUST

                                                 CENTENNIAL NEW YORK TAX-EXEMPT TRUST

                                                      CENTENNIAL TAX-EXEMPT TRUST

                                                      CENTENNIAL GOVERNMENT TRUST

                                                     CENTENNIAL MONEY MARKET TRUST

                                                    Supplement Dated March 20, 2002
                                              to the Statements of Additional Information

The Statement of Additional Information for each fund named above is hereby revised to delete the Appendix captioned "Industry
Classifications" and replace it with the following:

                                                       (continued on next page)

March 20, 2002                                                         160PX004

                                                              APPENDIX B

                                                       INDUSTRY CLASSIFICATIONS

Aerospace & Defense                               Household Products
Air Freight & Couriers                            Industrial Conglomerates
Airlines                                          Insurance
Asset Backed Securities                           Internet & Catalog Retail
Auto Components                                   Internet Software & Services
Automobiles                                       Information Technology Consulting & Services
Banks                                             Leasing & Factoring
Beverages                                         Leisure Equipment & Products
Biotechnology                                     Machinery
Broker-Dealer                                     Marine
Building Products                                 Media
Chemicals                                         Metals & Mining
Commercial Finance                                Multiline Retail
Commercial Services & Supplies                    Multi-Utilities
Communications Equipment                          Municipal
Computers & Peripherals                           Office Electronics
Construction & Engineering                        Oil & Gas
Construction Materials                            Paper & Forest Products
Consulting & Services                             Personal Products
Consumer Finance                                  Pharmaceuticals
Containers & Packaging                            Real Estate
Distributors                                      Repurchase Agreements
Diversified Financials                            Road & Rail
Diversified Telecommunication Services            Semiconductor Equipment & Products
Electric Utilities                                Software
Electrical Equipment                              Special Purpose Financial
Electronic Equipment & Instruments                Specialty Retail
Energy Equipment & Services                       Textiles & Apparel
Food & Drug Retailing                             Tobacco
Food Products                                     Trading Companies & Distributors
Foreign Government                                Transportation Infrastructure
Gas Utilities                                     U.S. Government Agencies-Full Faith and Credit Agencies
Health Care Equipment & Supplies                  U.S. Government Agencies-Government Sponsored Enterprises
Health Care Providers & Services                  U.S. Government Instrumentalities
Hotels Restaurants & Leisure                      U.S. Government Obligations
Household Durables                                Water Utilities
                                                  Wireless Telecommunication Services